Employee share schemes	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Employee share schemes
45. Employee share schemes
GSK operates several employee share schemes, including the Share Value Plan, whereby awards are granted to employees to acquire shares or ADS in GSK plc at no cost after a three-year vesting period and the Performance Share Plan, whereby awards are granted to employees to acquire shares or ADS in GSK plc at no cost, subject to the achievement by the Group of specified performance targets. The granting of these restricted share awards has replaced the granting of options to employees as the cost of the schemes more readily equates to the potential gain to be made by the employee. The Group also operates savings related share option schemes, whereby options are granted to employees to acquire shares in GSK plc at a discounted price.
Grants of restricted share awards are normally exercisable at the end of the three-year vesting or performance period. Awards are normally granted to employees to acquire shares or ADS in GSK plc but in some circumstances may be settled in cash. Grants under savings-related share option schemes are normally exercisable after three years’ saving. In accordance with UK practice, the majority of options under the savings-related share option schemes are granted at a price 20% below the market price ruling at the date of grant. Options under historical share option schemes were granted at the market price ruling at the date of grant.
The value of the plans for participating employees has been maintained after the demerger of the Consumer Healthcare business through the effect of the share consolidation (see Note 37). The total charge for share-based incentive plans in 2022 was £314 million (2021
(1)
: £345 million; 2020
(1)
: £330 million). Of this amount, £243 million (2021
(1)
: £258million; 2020
(1)
: £266 million) arose from the Share Value Plan. See Note 9, ‘Employee Costs’ for further details.

(1)	The 2021 and 2020 comparatives have been restated to reflect on a consistent basis from those previously published to reflect the demerger of the Consumer Healthcare business. See Note 41.
GSK share award schemes
Share Value Plan
Under the Share Value Plan, share awards are granted to certain employees at no cost. The awards vest after two and a half to three years and there are no performance criteria attached. The fair value of these awards is determined based on the closing share price on the day of grant, after deducting the expected future dividend yield of 3.2% (2021: 3.8%; 2020: 5.0%) over the duration of the award.

Number of shares and ADS issuable	Shares (1) Number (000)	Weighted fair value	ADS (1) Number (000)	Weighted fair value

At 1 January 2020	29,459		15,850

Awards granted	11,115	£13.58	6,633	$34.43

Awards exercised	(10,284)		(5,353)

Awards cancelled	(1,416)		(1,014)

At 31 December 2020	28,874		16,116

Awards granted	11,220	£13.28	6,358	$36.68

Awards exercised	(10,074)		(5,240)

Awards cancelled	(1,776)		(1,705)

At 31 December 2021	28,244		15,529

Awards granted	10,987	£13.00	6,133	$30.64

Awards exercised	(9,538)		(4,919)

Awards cancelled	(1,718)		(1,314)

At 31 December 2022	27,975		15,429

(1)	The 2021 and 2020 comparatives have been restated to reflect the demerger of the Consumer Healthcare business and aid year on year volume comparability of awards granted to GSK employees.
Performance Share Plan
Under the Performance Share Plan, share awards are granted to Directors and senior executives at no cost. The percentage of each award that vests is based upon the performance of the Group over a defined measurement period with dividends reinvested during the same period. For awards granted from 2016 to 2019, the performance conditions are based on three equally weighted measures over a three-year performance period. These were adjusted free cash flow, TSR and R&D new product performance. For awards granted from 2020, the performance conditions are based on four measures over a three-year performance period. These are adjusted free cash flow (30%), TSR (30%), R&D new product performance (20%) and pipeline progress (20%). For awards granted from 2022, the performance conditions are based on five measures over a three-year performance period. These are TSR (
30
%), pipeline progress (
20
%), profit measure (
20
%), sale measure (
20
%) and ESG environment (
10
%).
The fair value of the awards is determined based on the closing share price on the day of grant. For TSR performance elements, this is adjusted by the likelihood of that condition being met, as assessed at the time of grant.
During 2022, awards for the continuing business were made of 4.0 million shares at a weighted fair value of £13.36 and 1.0 million ADS at a weighted fair value of $35.88. At 31 December 2022, there were outstanding awards over 12.6 million shares and 2.8 million ADS.

GSK Annual Report 2022

45. Employee share schemes
continued
Share options and savings-related options
For the purposes of valuing savings-related options to arrive at the share-based payment charge, a Black-Scholes option pricing model has been used. The assumptions used in the model are as follows:

	2022 Grant	2021 Grant	2020 Grant

Risk-free interest rate	3.37%	0.74%	(0.07)%

Dividend yield	3.3%	3.8%	6.2%

Volatility	36%	27%	27%

Expected life	3 years	3 years	3 years

Savings-related options grant price (including 20% discount)	£11.39	£12.07	£10.34

Options outstanding for the Share Save Plan	Savings-related share option schemes
	Number 000	Weighted exercise price

At 31 December 2022	5,803	£11.38

Range of exercise prices on options outstanding at year end	£10.34	– £14.15

Weighted average market price on exercise during year		£16.15

Weighted average remaining contractual life		2.0 years
Options over 1.2 million shares were granted during the year under the savings-related share option scheme at a weighted average fair value of £4.34. At 31 December 2022, 5.3 million of the savings-related share options were not exercisable.
There has been no change in the effective exercise price of any outstanding options during the year.
Employee Share Ownership Plan Trusts
The Group sponsors Employee Share Ownership Plan (ESOP) Trusts to acquire and hold shares in GSK plc to satisfy awards made under employee incentive plans and options granted under employee share option schemes. The trustees of the ESOP Trusts purchase shares with finance provided by the Group by way of loans or contributions. The costs of running the ESOP Trusts are charged to the income statement. Shares held by the ESOP Trusts are deducted from other reserves and amortised down to the value of proceeds, if any, receivable from employees on exercise by a transfer to retained earnings. The trustees have waived their rights to dividends on the shares held by the ESOP Trusts.

Shares held for share award schemes	2022	2021

Number of shares (000)	59,814	23,065

	£m	£m

Nominal value	19	6

Carrying value	353	27

Market value	860	371

Shares held for share option schemes	2022	2021

Number of shares (000)	65	139

	£m	£m

Nominal value	–	–

Carrying value	1	1

Market value	1	2